Divestitures and Discontinued Operations (Revenues and Earnings (Losses) of Businesses Included in Discontinued Operations) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations
Earnings (loss) from discontinued operations net of tax	$ 0	$ 1	$ (7)
Discontinued Operations, Disposed of by Sale [Member] | eCas Business Line [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations
Earnings (loss) from discontinued operations net of tax	0	0	(4)
Discontinued Operations, Disposed of by Sale [Member] | Participacoes Operations [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations
Earnings (loss) from discontinued operations net of tax	$ 0	$ 1	$ (3)